Investments - Investment Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Net investment income		$ 645,685	$ 398,348	$ 376,469
Funds held interest rate, low end of range		0.20%	0.10%	0.10%
Funds held interest rate, high end of range		10.50%	10.90%	7.30%
Fixed maturities
Net Investment Income [Line Items]
Net investment income		$ 424,205	$ 310,152	$ 301,391
Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Net investment income		75,467	17,477	4,860
Other invested assets
Net Investment Income [Line Items]
Net investment income		176,065	99,375	90,442
Equities
Net Investment Income [Line Items]
Net investment income		19,693	11,118	12,686
Funds held and other (1)
Net Investment Income [Line Items]
Net investment income	[1]	6,950	10,801	17,871
Investment Expenses
Net Investment Income [Line Items]
Net investment income		$ (56,695)	$ (50,575)	$ (50,781)

[1]	The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index. Interest rates ranged from 0.2% to 10.5%, 0.1% to 10.9% and 0.1% to 7.3% for the years ended December 31, 2023, 2022 and 2021, respectively.